Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Current Assets
Cash and cash equivalents	$ 1,613,555	$ 1,781,412
Short-term Investments	573,701	0
Trade accounts receivable, net	1,858,176	1,840,820
Non-trade and notes receivable	388,437	221,925
Inventories (Notes 1 and 6):
Inventory, Net	1,371,681	1,377,405
Prepaid expenses	129,837	182,669
Deferred income taxes (Notes 1 and 4)	136,193	126,955
Total Current Assets	6,071,580	5,531,186
Plant and equipment (Note 1):
Property, Plant and Equipment, Gross	5,152,591	4,999,301
Less accumulated depreciation	3,328,297	3,191,061
Property, Plant and Equipment, Net, Total	1,824,294	1,808,240
Investments and other assets (Note 1)	1,018,781	687,458
Intangible assets, net (Notes 1 and 7)	1,188,282	1,290,499
Goodwill	3,171,425	3,223,515
Total Assets	13,274,362	12,540,898
Current Liabilities
Notes payable and long-term debt payable within one year (Notes 8 and 9)	816,622	1,333,826
Accounts payable, trade	1,252,040	1,156,002
Accrued payrolls and other compensation	453,321	426,996
Accrued domestic and foreign taxes	223,611	136,079
Other accrued liabilities	507,202	467,300
Total Current Liabilities	3,252,796	3,520,203
Long-term debt (Note 9)	1,508,142	1,495,960
Pensions and other postretirement benefits (Note 10)	1,346,224	1,372,437
Deferred income taxes (Notes 1 and 4)	94,819	102,920
Other liabilities	409,573	307,897
Total Liabilities	6,611,554	6,799,417
Shareholders' Equity
Serial preferred stock, $.50 par value, authorized 3,000,000 shares; none issued
Common stock, $.50 par value, authorized 600,000,000 shares; issued 181,046,128 shares in 2012 and 2011	90,523	90,523
Additional capital	595,498	608,752
Retained earnings	9,174,189	8,421,270
Accumulated other comprehensive (loss)	(823,498)	(1,107,833)
Treasury shares at cost: 31,415,530 in 2012 and 25,955,619 in 2011	(2,377,284)	(2,274,286)
Total Shareholders' Equity	6,659,428	5,738,426
Noncontrolling interests	3,380	3,055
Total Equity	6,662,808	5,741,481
Total Liabilities and Equity	$ 13,274,362	$ 12,540,898